SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

July 12, 2021

VIA EDGAR

Mr. John Grzeskiewicz Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”)
Registration Statement on Form N-2 (File No. 811-22463)

Dear Mr. Grzeskiewicz:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s Registration Statement on Form N-2, including the exhibits thereto (the “Registration Statement”), relating to the Fund’s offering of units of limited liability company interests, par value of $0.01 per unit (the “Units”).

The purpose of the filing is to (i) register Units to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act, (ii) update the Fund’s financial statements under Section 10(a)(3) of the Securities Act and (iii) make certain other changes which the Fund deemed appropriate.  A fee of $109,100 to cover the registration fee under the Securities Act has been paid.

It is proposed that this Registration Statement become effective on August 31, 2021.  The Fund intends to request acceleration so that this Registration Statement may be declared effective on August 31, 2021 to allow the Fund’s ongoing offering of shares to proceed without interruption.

If you have any questions or require any further information with respect to this Registration Statement, please call me at 212-839-8673 or my colleague, Louisa Kiu, at 617-223-0373.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

July 12, 2021

Respectfully submitted,

/s/ Nathan J. Greene

Nathan J. Greene

cc:	Alison Sanger
Michael Mazur
Louisa Kiu